Shareholder Report, Holdings (Details) - C000235073 [Member]	Mar. 31, 2025
iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
WisdomTree Bloomberg U.S. Dollar Bullish Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fixed Income Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Domestic Stock ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Global Stock ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Commodity Derivative ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%